Document And Entity Information	3 Months Ended
Mar. 31, 2015
Document Information [Line Items]
Entity Registrant Name	xG TECHNOLOGY, INC.
Entity Central Index Key	0001565228
Document Type	S-1
Amendment Flag	true
Amendment Description	Amendment to the original S-1 document filed on 2015-06-22
Document Period End Date	Mar. 31, 2015
Entity Filer Category	Smaller Reporting Company